UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21413

Name of Fund: BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock
Floating Rate Income Strategies Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2011

Date of reporting period: 05/31/2011

Item 1 – Schedule of Investments

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
Schedule of Investments May 31, 2011 (Unaudited)
(Percentages shown are based on Net Assets)

		Par
Asset-Backed Securities		(000)	Value
ARES CLO Funds, Series 2005-
10A, Class B, 0.70%,
9/18/17 (a)(b)	USD	750	$ 665,692
Ballyrock CDO Ltd., Series 2006-
1A, Class B, 0.60%,
8/28/19 (a)(b)		1,000	882,500
Canaras Summit CLO Ltd., Series
2007-1A, Class B, 0.79%,
6/19/21 (a)(b)		750	633,188
Chatham Light CLO Ltd., Series
2005-2A Class A2, 0.67%,
8/03/19 (a)(b)		1,000	897,500
Flagship CLO, Series 2006-1A,
Class B, 0.66%, 9/20/19 (a)(b)		1,304	1,088,840
Frankin CLO Ltd., Series 6A, Class
B, 0.72%, 8/09/19 (a)(b)		1,910	1,658,835
Fraser Sullivan CLO Ltd., Series
2006-2A, Class B, 0.71%,
12/20/20 (a)(b)		500	428,750
Gannett Peak CLO Ltd., Series
2006-1X, Class A2, 0.63%,
10/27/20 (b)		575	494,500
Goldman Sachs Asset
Management CLO Plc, Series
2007-1A, Class B, 0.72%,
8/01/22 (a)(b)		1,255	1,054,200
Landmark CDO Ltd., Series 2006-
8A, Class B, 0.64%,
10/19/20 (a)(b)		1,075	923,844
MAPS CLO Fund LLC, Series 2005-
1A, Class C, 1.26%,
12/21/17 (a)(b)		575	512,095
Portola CLO Ltd., Series 2007-1X,
Class B1, 1.71%, 11/15/21 (b)		765	688,500
T2 Income Fund CLO Ltd., Series
2007-1A, Class B, 0.88%,
7/15/19 (a)(b)		655	592,631
Total Asset-Backed Securities – 3.7%			10,521,075
Common Stocks (c)		Shares
Chemicals — 0.0%
GEO Specialty Chemicals, Inc.		13,117	5,036
Wellman Holdings, Inc.		430	1,397
			6,433
Electrical Equipment — 0.0%
Medis Technologies Ltd.		71,654	1,218
Paper & Forest Products — 0.3%
Ainsworth Lumber Co. Ltd.		133,089	412,104

Common Stocks (c)		Shares	Value
Paper & Forest Products (concluded)
Ainsworth Lumber Co. Ltd. (a)		152,951	$ 473,606
Western Forest Products, Inc. (a)		84,448	77,575
			963,285
Software — 0.2%
HMH Holdings/EduMedia		92,606	463,030
Total Common Stocks – 0.5%			1,433,966
		Par
Corporate Bonds		(000)
Airlines — 0.2%
Delta Air Lines, Inc., Series B,
9.75%, 12/17/16	USD	541	573,541
Auto Components — 0.8%
Icahn Enterprises LP, 7.75%,
1/15/16		2,215	2,275,913
Chemicals — 1.1%
CF Industries, Inc., 6.88%,
5/01/18		905	1,039,619
GEO Specialty Chemicals, Inc. (a):
7.50%, 3/31/15 (d)(e)		857	856,987
10.00%, 3/31/15		844	780,848
Wellman Holdings, Inc.,
Subordinate Note, (Third Lien),
5.00%, 1/29/19 (d)(e)		476	337,677
			3,015,131
Commercial Banks — 1.2%
CIT Group, Inc.:
7.00%, 5/01/14		84	85,010
7.00%, 5/01/16		400	401,500
7.00%, 5/01/17		2,815	2,825,556
			3,312,066
Commercial Services & Supplies — 0.5%
AWAS Aviation Capital Ltd., 7.00%,
10/15/16 (a)		951	986,712
Brickman Group Holdings, Inc.,
9.13%, 11/01/18 (a)		530	549,875
			1,536,587
Consumer Finance — 0.5%
Credit Acceptance Corp., 9.13%,
2/01/17		360	390,600

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2011	1

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
Consumer Finance (concluded)
Inmarsat Finance Plc, 7.38%,
12/01/17 (a)	USD	915	$ 969,900
			1,360,500
Containers & Packaging — 1.2%
Berry Plastics Corp., 8.25%,
11/15/15		1,600	1,716,000
OI European Group BV, 6.88%,
3/31/17	EUR	143	210,679
Smurfit Kappa Acquisitions (a):
7.25%, 11/15/17		525	780,082
7.75%, 11/15/19		500	750,130
			3,456,891
Diversified Financial Services — 1.6%
Ally Financial, Inc., 2.45%,
12/01/14 (b)	USD	2,600	2,561,247
Axcan Intermediate Holdings, Inc.,
12.75%, 3/01/16		160	176,400
Reynolds Group DL Escrow, Inc.,
8.50%, 10/15/16 (a)		597	638,790
Reynolds Group Issuer, Inc. (a):
7.75%, 10/15/16	EUR	400	603,702
8.50%, 10/15/16		72	108,666
6.88%, 2/15/21	USD	395	407,344
			4,496,149
Diversified Telecommunication
Services — 0.6%
ITC Deltacom, Inc., 10.50%,
4/01/16		430	464,400
Qwest Communications International,
Inc.:
8.00%, 10/01/15		600	657,000
Series B, 7.50%, 2/15/14		434	439,968
			1,561,368
Electronic Equipment, Instruments
& Components — 0.2%
CDW LLC, 8.00%, 12/15/18 (a)		500	536,250
Health Care Equipment & Supplies — 0.5%
DJO Finance LLC:
10.88%, 11/15/14		1,175	1,269,000
7.75%, 4/15/18 (a)		280	287,700
			1,556,700
Health Care Providers & Services — 0.8%
HCA, Inc., 7.25%, 9/15/20		485	528,650
Tenet Healthcare Corp.:
9.00%, 5/01/15		175	190,531
8.88%, 7/01/19		1,360	1,513,000
			2,232,181

		Par
Corporate Bonds		(000)	Value
Health Care Technology — 0.8%
IMS Health, Inc., 12.50%,
3/01/18 (a)	USD	1,860	$ 2,213,400
Hotels, Restaurants & Leisure — 0.3%
Caesars Entertainment Operating
Co., Inc., 10.00%, 12/15/18		45	41,625
Little Traverse Bay Bands of Odawa
Indians, 9.00%, 8/31/20 (a)		373	335,700
MGM Resorts International,
10.38%, 5/15/14		490	565,950
			943,275
Household Durables — 0.5%
Beazer Homes USA, Inc., 12.00%,
10/15/17		1,200	1,356,000
IT Services — 0.3%
First Data Corp., 7.38%, 6/15/19 (a)		815	829,263
Independent Power Producers &
Energy Traders — 2.0%
Energy Future Holdings Corp.,
10.00%, 1/15/20 (a)		1,000	1,082,658
Energy Future Intermediate Holding Co.
LLC, 10.00%, 12/01/20		2,700	2,936,677
NRG Energy, Inc., 7.63%, 1/15/18 (a)		1,585	1,600,850
			5,620,185
Industrial Conglomerates — 0.6%
Sequa Corp., 13.50%, 12/01/15 (a)(d)		1,557	1,666,350
Media — 2.1%
CSC Holdings, Inc., 8.50%,
4/15/14		420	470,400
Checkout Holding Corp., 10.98%,
11/15/15 (a)(f)		870	572,025
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		401	437,090
Series B, 9.25%, 12/15/17		1,604	1,752,370
NAI Entertainment Holdings LLC,
8.25%, 12/15/17 (a)		615	664,200
Unitymedia Hessen GmbH & Co.
KG (FKA UPC Germany GmbH),
8.13%, 12/01/17 (a)		2,000	2,125,000
			6,021,085
Metals & Mining — 0.7%
FMG Resources August 2006 Pty
Ltd., 7.00%, 11/01/15 (a)		840	873,600

2 BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2011

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
Metals & Mining (concluded)
Novelis, Inc., 8.38%,
12/15/17 (a)	USD	935	$ 1,019,150
			1,892,750
Multiline Retail — 0.2%
Dollar General Corp., 11.88%,
7/15/17 (d)		445	508,413
Oil, Gas & Consumable Fuels — 0.5%
Alpha Natural Resources, Inc. (g):
6.00%, 6/01/19		535	538,344
6.25%, 6/01/21		665	676,637
Coffeyville Resources LLC,
9.00%, 4/01/15 (a)		275	298,375
			1,513,356
Paper & Forest Products — 0.7%
Ainsworth Lumber Co. Ltd.,
11.00%, 7/29/15 (a)(d)		1,266	1,253,601
Longview Fibre Paper &
Packaging, Inc., 8.00%,
6/01/16 (a)		340	345,100
Verso Paper Holdings LLC, Series
B, 4.02%, 8/01/14 (b)		340	327,250
			1,925,951
Pharmaceuticals — 0.3%
Valeant Pharmaceuticals
International (a):
6.50%, 7/15/16		760	756,200
6.75%, 10/01/17		50	49,500
7.00%, 10/01/20		45	44,100
			849,800
Professional Services — 0.1%
FTI Consulting, Inc., 6.75%,
10/01/20 (a)		170	173,400
Real Estate Investment Trusts (REITs) — 0.0%
Omega Healthcare Investors,
Inc., 6.75%, 10/15/22 (a)		140	139,650
Wireless Telecommunication
Services — 1.5%
Cricket Communications, Inc.,
7.75%, 5/15/16		1,700	1,806,250
Digicel Group Ltd. (a):
9.13%, 1/15/15 (d)		278	287,035
8.25%, 9/01/17		315	330,750
iPCS, Inc., 2.40%, 5/01/13 (b)		1,500	1,453,125
Nextel Communications, Inc.,
Series E, 6.88%, 10/31/13		275	277,406
			4,154,566
Total Corporate Bonds – 19.8%			55,720,721

		Par
Floating Rate Loan Interests (b)		(000)	Value
Aerospace & Defense — 2.9%
DynCorp International, Term
Loan, 6.25%, 7/05/16	USD	1,292	$ 1,298,577
Hawker Beechcraft Acquisition Co.,
LLC:
Letter of Credit Linked
Deposit, 2.31%, 3/26/14		62	54,028
Term Loan, 2.19% - 2.31%%,
3/26/14		1,037	910,369
SI Organization, Inc., New
Tranche B Term Loan, 4.50%,
11/22/16		1,920	1,929,404
Scitor Corp., Term Loan B,
5.00%, 2/15/17		1,196	1,196,125
TransDigm, Inc., Term Loan (First
Lien), 4.00% - 5.25%, 2/14/17		1,796	1,802,233
Wesco Aircraft Hardware Corp.,
Term Loan B, 4.25%, 4/04/17		960	967,200
			8,157,936
Airlines — 1.3%
Delta Air Lines, Inc., Credit New
Term Loan B, 5.50%, 4/20/17		3,700	3,660,687
Auto Components — 1.1%
Allison Transmission, Inc., Term
Loan, 2.96%, 8/07/14		1,186	1,177,118
Armored Auto Group, Inc. (FKA
Viking Acquisition, Inc.), Term
Loan B, 6.00%, 11/04/16		1,267	1,266,825
GPX International Tire Corp., Tranche B
Term Loan (c)(h):
8.37%, 3/30/12		9	-
12.00%, 3/31/12		549	-
UCI International, Inc., Term
Loan, 5.50%, 7/26/17		748	753,424
			3,197,367
Biotechnology — 0.3%
Grifols SA, Term Loan B, 6.00%,
11/23/16		775	780,974
Building Products — 3.4%
Armstrong World Industries, Inc.,
Term Loan B, 4.00%, 3/09/18		1,175	1,177,448
CPG International I, Inc., Term
Loan B, 6.00%, 2/18/17		1,796	1,798,867
Goodman Global, Inc., Initial
Term Loan (First Lien), 5.75%,
10/28/16		4,726	4,755,108
Momentive Performance
Materials (Blitz 06-103 GmbH),
Tranche B-2B Term Loan,
4.69%, 5/05/15	EUR	650	920,670
PGT Industries, Inc., Tranche A-2
Term Loan, 6.75%, 2/14/12	USD	1,068	1,052,377
			9,704,470

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2011	3

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (b)		(000)	Value
Capital Markets — 1.9%
American Capital Ltd., Term Loan
B, 7.50%, 12/31/13	USD	515	$ 515,498
HarbourVest Partners, Term Loan
(First Lien), 6.25%, 12/14/16		1,896	1,905,103
Nuveen Investments, Inc.:
Extended Term Loan (First Lien),
5.76% - 5.81%, 5/12/17		1,753	1,759,864
Non Extended Term Loan (First
Lien), 3.27% - 3.31%, 11/13/14		1,222	1,201,706
			5,382,171
Chemicals — 6.7%
American Rock Salt Holdings LLC,
Term Loan, 5.50%, 4/19/17		1,225	1,231,891
Arizona Chemical Co., LLC, Term
Loan B, 4.75%, 11/21/16		1,065	1,069,344
Chemtura Corp., Term Facility,
5.50%, 8/27/16		1,400	1,407,000
Gentek, Inc., Tranche B Term
Loan, 5.00%, 3/03/17		2,140	2,141,406
MDI Holdings, LLC (FKA
MacDermid, Inc.), Tranche C
Term Loan, 3.43%, 4/11/14	EUR	509	717,848
Nexeo Solutions, LLC, Term Loan
B, 5.00%, 9/08/17	USD	1,200	1,199,626
PQ Corp. (FKA Niagara
Acquisition, Inc.), Original Term
Facility (First Lien), 3.45% -
3.53%, 7/30/14		1,450	1,414,163
Rockwood Specialties Group,
Inc., Term Loan B, 3.75%,
2/09/18		1,330	1,338,550
Styron Sarl, Term Loan B, 6.00%,
8/02/17		2,693	2,707,678
Tronox Worldwide LLC, Exit Term
Loan, 7.00%, 10/15/15		2,768	2,787,669
Univar, Inc., Term Loan B, 5.00%,
6/30/17		2,693	2,691,806
			18,706,981
Commercial Banks — 1.1%
CIT Group Inc., Tranche 3 Term
Loan, 6.25%, 8/11/15		3,153	3,183,090
Commercial Services & Supplies — 4.3%
ARAMARK Corp.:
Letter of Credit - 1 Facility,
2.12%, 1/27/14		16	16,111
Letter of Credit - 2 Facility,
3.49%, 7/26/16		24	23,481
US Term Loan, 2.18%,
1/27/14		203	199,993
US Term Loan B, 3.56%,
7/26/16		358	357,037
AWAS Finance Luxembourg Sarl,
Loan, 7.75%, 6/10/16		512	522,146

		Par
Floating Rate Loan Interests (b)		(000)	Value
Commercial Services & Supplies (concluded)
Adesa, Inc. (KAR Holdings, Inc.),
Initial Term Loan B, 5.00%,
5/19/17	USD	2,600	$ 2,607,800
Altegrity, Inc. (FKA US
Investigations Services, Inc.),
Tranche D Term Loan, 7.75%,
2/21/15		1,737	1,750,987
Delos Aircraft, Inc., Term Loan 2,
7.00%, 3/17/16		1,875	1,878,349
Diversey, Inc. (FKA Johnson
Diversey, Inc.), Tranche B
Dollar Term Loan, 4.00%,
11/24/15		390	390,605
Protection One, Inc., Term Loan,
6.00%, 5/16/16		836	837,533
Quad/Graphics, Inc., Term Loan,
5.50%, 4/14/16		571	570,212
Synagro Technologies, Inc., Term
Loan (First Lien), 2.20%,
4/02/14		1,524	1,436,804
Volume Services America, Inc.
(Centerplate), Term Loan B,
10.50% - 10.75%, 9/16/16		995	1,001,219
West Corp., Term Loan:
4.52% - 4.71%, 7/15/16		152	152,643
4.52% - 4.71%, 7/15/16		294	294,734
			12,039,654
Communications Equipment — 1.8%
Avaya, Inc., Term Loan B:
3.01%, 10/24/14		1,184	1,142,238
4.76%, 10/26/17		1,922	1,870,490
CommScope, Inc., Term Loan B,
5.00%, 1/14/18		2,000	2,010,000
			5,022,728
Construction & Engineering — 1.0%
BakerCorp., Inc., Term Loan B,
5.00%, 6/08/17		1,000	1,002,500
Safway Services, LLC, First Out
Tranche Loan, 9.00%,
12/16/17		1,700	1,700,000
			2,702,500
Consumer Finance — 1.9%
Springleaf Financial Funding Co.
(FKA AGFS Funding Co.), Term
Loan, 5.50%, 5/05/17		5,350	5,341,643
Containers & Packaging — 0.8%
Anchor Glass Container Corp.,
Term Loan (First Lien), 6.00%,
3/02/16		287	288,309
Berry Plastics Holding Corp.,
Term Loan C, 2.23% - 2.26%,
4/03/15		278	266,653
Graham Packaging Co., LP:
Term Loan C, 6.75%,
4/05/14		624	625,820

4 BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2011

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Floating Rate Loan Interests (b)	(000)	Value
Containers & Packaging (concluded)
Term Loan D, 6.00%, 9/23/16	USD 1,095	$ 1,097,534
		2,278,316
Diversified Consumer Services — 2.9%
Coinmach Service Corp., Term
Loan, 3.24% - 3.26%,
11/20/14	2,484	2,391,326
Laureate Education:
Closing Date Term Loan,
3.52%, 8/17/14	1,171	1,161,290
Delayed Draw Term Loan,
3.52%, 8/17/14	175	173,876
Series A New Term Loan,
7.00%, 8/31/14	2,447	2,453,519
ServiceMaster Co.:
Closing Date Term Loan,
2.72%, 7/24/14	1,828	1,783,263
Delayed Draw Term Loan,
2.70%, 7/24/14	182	177,586
		8,140,860
Diversified Financial Services — 2.1%
MSCI, Inc., Term Loan B, 3.75%,
3/14/17	1,364	1,372,117
Reynolds Group Holdings, Inc.,
Term Loan E, 4.25%, 2/09/18	4,400	4,397,250
		5,769,367
Diversified Telecommunication Services — 2.6%
Hawaiian Telcom
Communications, Inc., Term
Loan, 9.00%, 11/01/15	1,350	1,384,714
Integra Telecom Holdings, Inc.,
Term Loan, 9.25% - 9.50%,
4/15/15	1,613	1,616,506
Level 3 Financing, Inc.:
Incremental Tranche A Term
Loan, 2.53%, 3/13/14	2,525	2,468,581
Term Loan B, 11.50%,
3/13/14	250	265,000
US Telepacific Corp., Term Loan
B, 5.75%, 2/23/17	1,500	1,493,250
		7,228,051
Electronic Equipment, Instruments & Components — 2.6%
Aeroflex Inc., Term Loan B,
4.25%, 5/09/18	2,750	2,750,000
CDW LLC (FKA CDW Corp.):
Extended Term Loan B,
4.50%, 7/14/17	1,037	1,033,602
Non Extended Term Loan,
3.95%, 10/10/14	1,372	1,367,901
Flextronics International Ltd., Delayed Draw:
Term Loan A-2, 2.46%,
10/01/14	45	44,850
Term Loan A-3, 2.44%,
10/01/14	39	38,442

		Par
Floating Rate Loan Interests (b)		(000)	Value
Electronic Equipment, Instruments & Components (concluded)
Sensata Technologies Finance
Company, LLC, New Term
Loan, 3.27%, 5/11/18	USD	2,100	$ 2,103,062
			7,337,857
Energy Equipment & Services — 1.7%
CCS Income Trust, 3.26%,
11/14/14		1,622	1,552,940
MEG Energy Corp., Tranche D
Term Loan, 4.00%, 3/16/18		3,350	3,356,804
			4,909,744
Food & Staples Retailing — 2.7%
AB Acquisitions UK Topco 2 Ltd.
(FKA Alliance Boots), Facility
B1, 3.59%, 7/05/15	GBP	1,825	2,927,071
Bolthouse Farms, Inc., Term Loan
(First Lien), 5.50%, 2/11/16	USD	1,041	1,045,101
Pilot Travel Centers LLC, Initial
Tranche B Term Loan, 4.25%,
3/30/18		1,115	1,118,833
U.S. Foodservice, Inc.:
New Term Loan B, 5.75%,
5/25/17		700	688,333
Term Loan B, 2.70%,
7/03/14		1,777	1,682,129
			7,461,467
Food Products — 5.5%
Advance Pierre Foods, Term Loan,
(Second Lien):
7.00%, 9/30/16		1,960	1,971,107
11.25%, 9/29/17		1,100	1,117,875
CII Investment, LLC (FKA Cloverhill):
Delayed Draw Term Loan,
1.00% - 8.50%, 10/14/14		261	258,443
Term Loan A, 8.25% - 8.50%,
10/14/14		736	724,578
Term Loan B, 8.50% - 8.75%,
10/14/14		895	885,736
Del Monte Corp., Term Loan B,
4.50%, 3/08/18		6,050	6,048,070
Green Mountain Coffee Roasters,
Inc., Term Loan B Facility,
5.50%, 12/16/16		361	361,362
Michaels Foods Group, Inc. (FKA
M-Foods Holdings, Inc.), Term
Loan B, 4.25%, 2/23/18		1,090	1,093,511
Pinnacle Foods Finance LLC,
Tranche D Term Loan, 6.00%,
4/02/14		1,213	1,224,687
Solvest, Ltd. (Dole):
Tranche B-1 Term Loan,
5.00%, 3/02/17		482	484,310
Tranche C-1 Term Loan,
5.00%, 3/02/17		1,199	1,204,630
			15,374,309

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2011	5

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Floating Rate Loan Interests (b)	(000)	Value
Health Care Equipment & Supplies — 1.1%
DJO Finance LLC (FKA ReAble
Therapeutics Finance LLC),
Term Loan, 3.19%, 5/20/14	USD 798	$ 791,942
Iasis Healthcare LLC, Term Loan,
5.00%, 5/03/18	2,300	2,301,725
		3,093,667
Health Care Providers & Services — 4.8%
CHS/Community Health Systems, Inc.:
Delayed Draw Term Loan,
2.44% - 2.50%, 7/25/14	57	54,657
Non Extended Term Loan,
2.44% - 2.50%, 7/25/14	1,086	1,049,212
ConvaTec, Inc., Dollar Term Loan,
5.75%, 12/22/16	1,297	1,299,992
DaVita, Inc., Tranche B Term
Loan, 4.50%, 10/20/16	1,696	1,705,289
Emergency Medical Services,
Term Loan, 5.25%, 5/02/18	2,000	1,995,358
HCA, Inc.:
Tranche B-1 Term Loan,
2.56%, 11/18/13	636	632,324
Tranche B-2 Term Loan,
3.56%, 3/31/17	787	782,373
Harden Healthcare, Inc.:
Tranche A Additional Term
Loan, 7.75%, 3/02/15	1,206	1,182,144
Tranche A Term Loan, 8.50%,
3/02/15	703	689,359
inVentiv Health, Inc. (FKA Ventive
Health, Inc.):
Term Loan B, 4.75%,
8/04/16	1,562	1,564,495
Term Loan B2, 4.75%,
8/04/16	283	281,918
Renal Advantage Holdings, Inc.,
Tranche B Term Loan, 5.75%,
12/16/16	1,197	1,203,733
Vanguard Health Holding Co. II,
LLC (Vanguard Health Systems,
Inc.), Initial Term Loan, 5.00%,
1/29/16	998	997,003
		13,437,857
Health Care Technology — 0.8%
IMS Health, Inc., Tranche B Dollar
Term Loan, 4.50%, 8/25/17	1,325	1,327,649
MedAssets, Inc., Term Loan B,
5.25% - 6.00%, 11/16/16	815	819,169
		2,146,818
Hotels, Restaurants & Leisure — 9.5%
Ameristar Casinos, Inc., Term
Loan B, 4.00%, 4/13/18	1,550	1,556,632
BLB Management Services, Inc.
(Wembly, Inc.), Loan (Exit),
8.50%, 11/05/15	858	860,211

		Par
Floating Rate Loan Interests (b)		(000)	Value
Hotels, Restaurants & Leisure (concluded)
Blackstone UTP Capital LLC,
Loan, 7.75%, 11/06/14	USD	1,380	$ 1,400,273
Dunkin' Brands, Inc.:
New Term Loan B, 4.25% -
5.25%, 11/23/17		280	280,175
Term Loan B, 4.25%,
11/23/17		2,139	2,140,587
Gateway Casinos &
Entertainment, Ltd., Term Loan
B, 6.50%, 4/20/16	CAD	2,364	2,446,168
Golden Living, Term Loan, 5.00%,
5/04/18	USD	1,900	1,869,600
Harrah's Operating Co., Inc.:
Term Loan B-1, 3.27%,
1/28/15		192	178,872
Term Loan B-2, 3.19% –
3.27%, 1/28/15		315	293,108
Term Loan B-3, 3.24% -
3.31%, 1/28/15		6,922	6,441,396
Term Loan B-4, 9.50%,
10/31/16		574	607,961
Seaworld Parks & Entertainment,
Inc. (FKA SW Acquisitions Co.,
Inc.), Term Loan B, 4.00%,
8/17/17		2,575	2,584,084
Six Flags Theme Parks, Inc.,
Tranche B Term Loan (First
Lien), 5.25%, 6/30/16		1,790	1,802,465
Universal City Development
Partners Ltd., Term Loan,
5.50%, 11/06/14		856	860,881
VML US Finance LLC (FKA Venetian Macau):
New Project Term Loan,
4.70%, 5/27/13		593	591,138
Term B Delayed Draw Project
Loan, 4.70%, 5/25/12		934	933,318
Term B Funded Project Loan,
4.70%, 5/27/13		1,782	1,780,315
			26,627,184
Household Durables — 0.4%
Visant Corp. (FKA Jostens), Term
Loan B, 5.25%, 12/22/16		1,276	1,275,521
IT Services — 4.7%
Ceridian Corp., US Term Loan,
3.19%, 11/10/14		1,244	1,209,219
First Data Corp.:
Extended Term Loan B,
4.19%, 3/23/18		6,488	6,051,543
Initial Tranche B-1 Term
Loan, 2.94%, 9/24/14		250	233,767
Initial Tranche B-2 Term
Loan, 2.94%, 9/24/14		402	375,528
Initial Tranche B-3 Term
Loan, 2.94%, 9/24/14		115	107,114

6 BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC. MAY 31, 2011

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (b)		(000)	Value
IT Services (concluded)
infoGROUP, Inc., Term Loan,
5.75%, 5/22/18	USD	800 $	794,000
iPayment, Inc., Term Loan B,
5.75%, 5/08/17		1,150	1,155,271
TransUnion LLC, Replacement
Term Loan, 4.75%, 2/12/18		3,235	3,246,119
			13,172,561
Independent Power Producers & Energy Traders — 3.7%
The AES Corp., Term Loan B,
3.51%, 5/17/18		2,000	1,998,126
Calpine Corp., Term Loan B,
4.50%, 4/02/18		4,450	4,458,900
Texas Competitive Electric Holdings Co.,
LLC (TXU):
Initial Tranche B-1 Term
Loan, 3.73% - 3.75%,
10/10/17		2,817	2,399,078
Initial Tranche B-3 Term
Loan, 3.73%, 10/10/14		1,797	1,530,005
			10,386,109
Industrial Conglomerates — 0.9%
Sequa Corp., Term Loan, 3.50% -
3.56%, 12/03/14		2,518	2,485,481
Insurance — 0.7%
CNO Financial Group, Inc., Term
Loan, 7.50%, 9/30/16		2,102	2,114,802
Internet & Catalog Retail — 0.2%
FTD Group, Inc., Tranche B Term
Loan, 6.75%, 8/26/14		536	535,221
Machinery — 1.3%
Navistar Financial Corp., Term
Loan B, 4.50%, 12/16/12		821	819,807
Tomkins Plc, Term Loan A,
4.25%, 9/29/16		2,952	2,959,232
			3,779,039
Marine — 0.3%
Horizon Lines, LLC:
Revolving Loan, 0.50% -
8.00%, 8/08/12		559	546,648
Term Loan, 6.06%, 8/08/12		254	250,352
			797,000
Media — 18.8%
Acosta, Inc., Term Loan, 4.75%,
3/01/18		2,350	2,352,350
Affinion Group, Inc., Tranche B
Term Loan, 5.00%, 10/10/16		1,984	1,982,261
Atlantic Broadband Finance, LLC,
Term Loan B, 4.00%, 3/08/16		1,046	1,047,899
Bresnan Telecommunications Co.
LLC, Term Loan, 4.50%,
12/14/17		2,918	2,928,961

		Par
Floating Rate Loan Interests (b)		(000)	Value
Media (concluded)
Cengage Learning Acquisitions, Inc.
(Thomson Learning): (concluded)
Term Loan, 2.44%, 7/03/14 USD		2,985	$ 2,778,884
Tranche 1 Incremental Term
Loan, 7.50%, 7/03/14		769	769,293
Charter Communications Operating,
LLC:
Term Loan B, 7.25%,
3/06/14		28	28,464
Term Loan C, 3.56%,
9/06/16		2,391	2,392,030
Clarke American Corp., Term
Facility B, 2.69% - 2.81%,
6/30/14		1,232	1,141,305
Clear Channel Communications,
Inc., Term Loan B, 3.84%,
1/28/16		2,325	2,032,115
Getty Images, Inc., Initial Term
Loan, 5.25%, 11/07/16		2,139	2,151,283
Gray Television, Inc., Term Loan
B, 3.81%, 12/31/14		1,020	1,011,979
HMH Publishing Co., Ltd.,
Tranche A Term Loan, 6.03%,
6/12/14		1,459	1,374,250
Hubbard Broadcasting, Second
Lien Term Loan B, 5.25%,
4/28/17		1,000	1,006,250
Intelsat Jackson Holdings S.A.
(FKA Intelsat Jackson Holdings,
Ltd.), Tranche B Term Loan,
5.25%, 4/02/18		6,500	6,537,011
Interactive Data Corp., Term
Loan, 4.75%, 2/12/18		2,750	2,756,858
Knology, Inc., Term Loan B,
4.00%, 8/18/17		1,197	1,195,504
Lavena Holding 3 GmbH
(Prosiebensat.1 Media AG):
Facility B1, 3.68%, 3/06/15	EUR	304	398,651
Facility C1, 3.93%, 3/04/16		304	398,651
MCNA Cable Holdings LLC
(OneLink Communications),
Loan, 6.97%, 10/31/13 (d)	USD	1,010	990,066
Mediacom Illinois, LLC (FKA
Mediacom Communications,
LLC), Tranche D Term Loan,
5.50%, 3/31/17		447	447,716
Newsday LLC, Fixed Rate Term
Loan, 10.50%, 8/01/13		2,500	2,656,250
Nielsen Finance LLC, Class B
Dollar Term Loan, 3.96%,
5/02/16		1,905	1,905,398
Sinclair Television Group, Inc.,
New Tranche B Term Loan,
4.00%, 10/28/16		849	849,148
Springer Science+Business
Media SA, Facility A1, 6.75%,
6/30/15	EUR	2,000	2,892,590

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2011	7

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (b)		(000)	Value
Media (concluded)
Sunshine Acquisition Ltd. (FKA
HIT Entertainment), Term
Facility, 5.56%, 6/01/12	USD	1,892	$ 1,868,991
UPC Broadband Holding B.V.,
Term U, 5.24%, 12/31/17	EUR	1,456	2,090,304
Univision Communications, Inc.,
Extended First Lien Term Loan,
4.44%, 3/31/17	USD	2,443	2,359,364
Weather Channel, Term Loan B,
4.25%, 2/13/17		2,494	2,507,259
			52,851,085
Metals & Mining — 3.1%
Novelis Inc., Term Loan, 4.00%,
3/10/17		2,993	3,004,659
Walter Energy, Inc., Term Loan B,
4.00%, 4/02/18		5,600	5,611,452
			8,616,111
Multi-Utilities — 0.1%
FirstLight Power Resources, Inc.
(FKA NE Energy, Inc.), Term B
Advance (First Lien), 2.81%,
11/01/13		404	399,605
Multiline Retail — 0.6%
Dollar General Corp., Tranche B-2
Term Loan, 2.94% - 2.95%,
7/07/14		616	614,506
Hema Holding BV:
Facility B, 3.25%, 7/06/15	EUR	406	580,050
Facility C, 4.00%, 7/05/16		406	580,050
			1,774,606
Oil, Gas & Consumable Fuels — 1.5%
EquiPower Resources Holdings,
LLC, Term Loan B, 5.75%,
1/26/18	USD	1,650	1,656,188
Obsidian Natural Gas Trust, Term
Loan, 7.00%, 11/02/15		2,436	2,472,251
			4,128,439
Paper & Forest Products — 1.1%
Georgia-Pacific LLC, Term Loan
B, 2.31%, 12/21/12		1,125	1,123,351
Verso Paper Finance Holdings LLC,
Loan, 6.52% - 7.27%, 2/01/13 (d)		2,230	2,006,748
			3,130,099
Personal Products — 0.2%
NBTY, Inc., Term Loan B, 4.25%,
10/02/17		522	521,421
Pharmaceuticals — 2.1%
Axcan Pharma, Inc., Term Loan,
5.50%, 2/10/17		2,195	2,183,527
Quinteles Transnational Corp.,
Term Loan, 5.00%, 6/08/18		1,585	1,574,103

	Par
Floating Rate Loan Interests (b)	(000)	Value
Pharmaceuticals (concluded)
Warner Chilcott Corp.:
Term Loan B-1, 4.25%, 3/15/18 USD	1,006	$1,007,594
Term Loan B-2, 4.25%, 3/15/18	503	503,797
Term Loan B-3, 4.25%, 3/15/18	691	692,721
		5,961,742
Professional Services — 1.3%
Booz Allen Hamilton, Inc.,
Tranche B Term Loan, 4.00%,
8/03/17	2,050	2,059,151
Fifth Third Processing Solutions,
LLC, Term Loan B (First Lien),
4.75%, 11/03/16	1,496	1,496,998
		3,556,149
Real Estate Investment Trusts (REITs) — 1.0%
iStar Financial, Inc., Term Loan
(Second Lien), 5.00%,
6/28/13	2,820	2,805,862
Real Estate Management & Development — 2.3%
Mattamy Funding Partnership,
Term Loan, 2.56%, 4/11/13	406	391,529
Realogy Corp.:
Extended Synthetic Letter of
Credit Loan, 4.64%,
10/10/16	304	282,447
Extended Term Loan B,
4.52%, 10/10/16	6,181	5,744,916
		6,418,892
Road & Rail — 0.3%
The Hertz Corp., Term Loan B,
3.75%, 3/09/18	800	799,995
Semiconductors & Semiconductor Equipment — 0.7%
Freescale Semiconductor, Inc.,
Extended Maturity Term Loan,
4.46%, 12/01/16	854	849,957
Microsemi Corp., Term Loan B,
4.00%, 11/02/17	1,097	1,100,907
		1,950,864
Software — 0.9%
Rovi Corp., Term Loan B, 4.00%,
2/07/18	1,000	1,005,000
Telcordia Technologies, Inc.,
Term Loan, 6.75%, 4/09/16	899	898,301
Vertafore, Inc., New Term Loan B,
5.25%, 7/29/16	683	685,850
		2,589,151
Specialty Retail — 3.8%
Burlington Coat Factory
Warehouse Corp., Term Loan
B, 6.25%, 2/18/17	948	947,151

8 BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2011

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Floating Rate Loan Interests (b)	(000)	Value
Specialty Retail (concluded)
General Nutrition Centers, Inc.,
Term Loan B, 4.25%, 3/02/18 USD	2,400	$ 2,401,800
J. Crew Group, Inc., Term Loan B,
4.75%, 3/07/18	825	808,758
Jo-Ann Stores, Inc., Term Loan B,
4.75%, 3/16/18	900	890,325
Michaels Stores, Inc.:
Term Loan B-1, 2.56%,
10/31/13	736	726,111
Term Loan B-2, 4.81%,
7/31/16	495	495,813
Petco Animal Supplies, Inc., Term
Loan B, 4.50%, 11/24/17	2,351	2,349,150
Toys 'R' Us Delaware, Inc.:
Initial Loan, 6.00%, 9/01/16	1,633	1,634,921
Term Loan, 6.00%, 6/14/18	400	396,596
		10,650,625
Wireless Telecommunication
Services — 1.2%
MetroPCS Wireless, Inc.:
Term Loan B, 4.00%,
3/16/18	499	496,464
Tranche B-2 Term Loan,
4.07%, 11/04/16	984	983,857
Vodafone Americas Finance 2
Inc., Initial Loan, 6.88%,
8/11/15	1,812	1,866,182
		3,346,503
Total Floating Rate Loan Interests –
116.0%		325,732,581
	Beneficial
	Interest
Other Interests (i)	(000)	Value
Auto Components — 0.9%
Delphi Debtor-in-Possession
Holding Co. LLP, Class B
Membership Interests	—(j)	2,568,443
Diversified Financial Services — 0.3%
J.G. Wentworth LLC Preferred
Equity Interests (k)	—(j)	758,336
Total Other Interests – 1.2%		3,326,779

Warrants (l)	Shares	Value
Software — 0.0%
HMH Holdings/EduMedia
(Expires 3/09/17)	11,690	--
Total Warrants – 0.0%		--
Total Long-Term Investments
(Cost – $397,079,765) – 141.2%	$ 396,735,122
Short-Term Securities
BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.10% (m)(n)	1,140,120	1,140,120
Total Short-Term Securities
(Cost – $1,140,120) – 0.4%		1,140,120
Options Purchased	Contracts
Over-the-Counter Call Options — 0.0%
Marsico Parent Superholdco LLC,
Strike Price USD 942.86, Expires
12/21/19, Broker Goldman
Sachs Bank USA	20	—
Total Options Purchased (Cost – $19,556) – 0.0%		—
Total Investments (Cost – $398,239,441*) – 141.6%		397,875,242
Liabilities in Excess of Other Assets – (41.6)%		(116,984,521)
Net Assets – 100.0%	$ 280,890,721

* The cost and unrealized appreciation (depreciation) of investments as of
May 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 396,987,897
Gross unrealized appreciation	$ 10,672,048
Gross unrealized depreciation	(9,784,703)
Net unrealized appreciation	$ 887,345

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2011	9

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
Schedule of Investments (continued)

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b) Variable rate security. Rate shown is as of report date.
(c) Non-income producing security.
(d) Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(e) Convertible security.
(f) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(g) When-issued security. Unsettled when-issued transactions were as follows:

Unrealized
Counterparty	Value	Appreciation
Morgan Stanley & Co.	$ 1,214,981	$ 14,981

(h) Issuer filed for bankruptcy and/or is in default of interest payments.
(i) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(j) Amount is less than $1,000.
(k) The investment is held by a wholly-owned taxable subsidiary of the Fund.
(l) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(m) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:

	Shares Held at		Shares Held at
	August 31,	Net	May 31,
Affiliate	2010	Activity	2011	Income
BlackRock
Liquidity
Funds,
TempFund,
Institutional
Class	788,199	351,921	1,140,120	$ 4,722

(n) Represents the current yield as of report date.

• Foreign currency exchange contracts as of May 31, 2011 were as follows:

					Unrealized
Currency		Currency		Settlement	Appreciation
Purchased		Sold	Counterparty	Date	(Depreciation)
GBP	504,000 USD	821,584	Citibank NA	7/07/11 $ 7,143
USD	2,760,071 CAD	2,653,000	Citibank NA	7/07/11	24,168
USD	3,888,133 GBP 2,381,000 Deutsche Bank AG 7/07/11				(26,942)
USD 10,947,513 EUR		7,531,000	UBS AG	7/27/11	124,164
Total				$ 128,533

• For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of May 31, 2011 in determining the fair valuation of the Fund's investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments:
Asset- Backed
Securities	—	$2,815,355	$ 7,705,720	$10,521,075
Common Stocks	$ 490,897	473,606	469,463	1,433,966
Corporate Bonds.	—	53,409,509	2,311,212	55,720,721
Floating Rate
Loan Interests.	—	295,786,395	29,946,186	325,732,581
Other Interests	—	2,568,443	758,336	3,326,779
Short- Term
Securities	1,140,120	—	—	1,140,120
Unfunded Loan
Commitments.	—	—	38	38
Liabilities:
Unfunded Loan
Commitments.	—	(804)	(3,478)	(4,282)
Total	$1,631,017 $ 355,052,504 $41,187,477			$ 397,870,998

10	BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2011

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
Schedule of Investments (continued)

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency
exchange
contracts	—	$ 155,475	—	$ 155,475
Liabilities:
Foreign currency
exchange
contracts	—	(26,942)	—	(26,942)
Total	—	$ 128,533	—	$ 128,533
[1] Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/ depreciation on the instrument.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-			Floating Rate
	Backed	Common	Corporate	Loan	Other	Unfunded Loan
	Securities	Stocks	Bonds	Interests	Interests	Commitments	Total
Assets:
Balance, as of August 31, 2010	—	$ 472,121	$ 1,318,391	$ 39,854,006	$ 684,050	$6,517	$ 42,335,085
Accrued discounts/premiums	$ 36,382	—	51,898	228,394	—	—	316,674
Net realized gain (loss)	—	(20,440)	11,643	(347,906)	—	—	(356,703)
Net change in unrealized appreciation/
depreciation 2	(19,214)	72,339	653,224	2,073,462	65,307	(6,479)	2,838,639
Purchases	7,688,552	—	434,762	9,698,131	8,979	—	17,830,424
Sales	—	(54,557)	(158,706)	(23,489,320)	—	—	(23,702,583)
Transfers in 3	—	—	—	11,481,988	—	—	11,481,988
Transfers out 3	—	—	—	(9,552,569)	—	—	(9,552,569)
Balance, as of May 31, 2011	$7,705,720	$ 469,463	$ 2,311,212	$29,946,186	$ 758,336	$ 38	$ 41,190,955

2 The change in the unrealized appreciation/depreciation on the securities still held on May 31, 2011 was $1,997,635.
3 The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivatives at the beginning and/or end of the period in relation to net assets.

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2011	11

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
Schedule of Investments (concluded)

Unfunded Loan
Commitments
Liabilities:
Balance, as of August 31, 2010	$ (75,622)
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized
appreciation/depreciation [4]	72,144
Purchases	—
Sales	—
Transfers in [5]
—
Transfers out [5]
—
Balance, as of May 31, 2011	$ (3,478)

4 The change in the unrealized appreciation/depreciation on the securities still held on May 31, 2011 was $(3,478).
5 The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

12	BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2011

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) areeffective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Strategies Fund, Inc.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Strategies Fund, Inc.

Date: July 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Strategies Fund, Inc.

Date: July 26, 2011

By: /S/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Floating Rate Income Strategies Fund, Inc.

Date: July 26, 2011